CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2018
Convertible Promissory Notes Payable Tables
Convertible promissory notes

$
Balance, December 31, 2017	1,582,495

Issuances	200,135
Repayments	-
Conversions to Common Shares	(458,484)
Interest Accrued	34,919
Unrealized Foreign Exchange Adjustment	26,459

Balance, March 31, 2018	1,385,524